Investment in Affiliates - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended												12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Fuji Fire And Marine Insurance Company Limited JPY (¥)	Mar. 31, 2010 ORIX Credit JPY (¥)	Mar. 31, 2012 ORIX Credit	Mar. 31, 2011 ORIX Credit	Mar. 31, 2010 ORIX Credit Change During Period, Fair Value Disclosure JPY (¥)	Mar. 31, 2012 Monex Group USD ($)	Mar. 31, 2012 Monex Group JPY (¥)	Mar. 31, 2011 Monex Group JPY (¥)	Mar. 31, 2010 Monex Group JPY (¥)	Mar. 31, 2012 ORIX JREIT Inc. USD ($)	Mar. 31, 2012 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2011 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2010 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2010 DAIKYO JPY (¥)	Mar. 31, 2012 DAIKYO	Mar. 31, 2011 DAIKYO	Mar. 31, 2010 Certain investment in affiliates JPY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	$ 591	¥ 48,569	¥ 53,851
Investment in affiliates, market value	708	58,213	54,237
Investment in affiliates, dividends received	105	8,653	2,875	1,702
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	205	16,884	32,187
Asset management fee paid														21	1,691	1,555	1,572
Gains on the sales office buildings	27	2,215	5,103	6,841										12	989	3,905	3,564
Gains on life insurance premium and related investment income	1,561	128,307	118,315	115,438										24	1,995
Loss on change in fair value of an investment that is measured at fair value by the election of fair value option under ASC 825-10																					6,954
Gains (losses) on sales of stock by subsidiaries and affiliates				2,724		3,571			3,430				9,337
Ownership interest transferred						51.00%
Investment in affiliates, percentage of ownership						49.00%	49.00%	49.00%		22.00%	22.00%	21.00%	22.00%					31.00%	31.00%	31.00%
Investment in affiliates	3,604	296,228	311,556			123,590
Loans to affiliate	432	35,489	61,820			96,680
Sales of stock by subsidiaries or affiliates, number of shares issued					156,976,000							140,000						99,950,000
Sales of stock by subsidiaries or affiliates, price per share					¥ 86							¥ 22,765						¥ 182
Sales of stock by subsidiaries or affiliates, value of shares issued					13,500							3,187						18,216
Sales of stock by subsidiaries or affiliates, percentage of ownership before the transaction					20.00%					21.00%	21.00%	22.00%						41.00%
Sales of stock by subsidiaries or affiliates, percentage of ownership after the transaction					15.00%					22.00%	22.00%	21.00%						31.00%
Adjustment to the carrying amount of investments				121,375	1,839							710						3,789
Shares issued for acquisiton of Boom Group												65,685
Impairment losses recognized										$ 155	¥ 12,713